Note 2 - Summary of significant accounting policies: Revenue recognition (Policies)	12 Months Ended
Dec. 31, 2024
Policies
Revenue recognition

Revenue recognition

The Company follows the revenue accounting requirements of ASU No. 2014-09, Revenue from Contracts with Customers (Topic 606) (“ASC 606”). The core principle underlying the revenue recognition of this ASU allows the Company to recognize - revenue that represents the transfer of goods and services to customers in an amount that reflects the consideration to which the Company expects to be entitled in such exchange.

To achieve that core principle, the Company applies five-step model to recognize revenue from customer contracts. The five-step model requires that the Company (i) identify the contract with the customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, including variable consideration to the extent that it is probable that a significant future reversal will not occur, (iv) allocate the transaction price to the respective performance obligations in the contract, and (v) recognize revenue when (or as) the Company satisfies the performance obligation.

In order to identify the performance obligations in a contract with a customer, a company must assess the promised goods or services in the contract and identify each promised good or service that is distinct. A performance obligation meets ASC 606’s definition of a “distinct” good or service (or bundle of goods or services) if both of the following criteria are met: The customer can benefit from the good or service either on its own or together with other resources that are readily available to the customer (i.e., the good or service is capable of being distinct), and the entity’s promise to transfer the good or service to the customer is separately identifiable from other promises in the contract (i.e., the promise to transfer the good or service is distinct within the context of the contract).

Performance Obligations. A performance obligation is a promise in a contract to transfer a distinct good to the customer and is the unit of account in ASC Topic 606. A contract’s transaction price is recognized as revenue when the performance obligation is satisfied. Each of the Company’s contracts have distinct performance obligations, which are the promises to designs, manufactures, sells and installs individual goods or the promise to deliver services. The Company treats the distinct performance obligations as a single performance obligation as they are necessary and consecutive steps to complete a contract.

Assurance-type Warranty. An assurance-type warranty guarantees that the product will perform as promised and is not a performance obligation. This type of warranty promises to repair or replace a delivered good or service if it does not perform as expected. Since an assurance-type warranty guarantees the functionality of a product, the warranty is not accounted for as a separate performance obligation, and thus no transaction price is allocated to it. Rather, to account for an assurance-type warranty the vendor should estimate and accrue a warranty liability when the promised good or service is delivered to the customer.

The payment terms usually include, but are not limited to, the following billing stages: 1) signing of the sales contract, approximately between 20% - 40% of the contract price, 2) before delivery 30% - 40%, 3) completion of the delivery or instalment, approximately between 10% - 30% of the contract price, and 4) completion of a warranty period, approximately within 10% of the contract price. The completion of a warranty period is only passage of time and would not make the Company probable to not able to bill the remaining approximately 10% of the contract price. The timing of receiving payments does not differ significantly from the payment terms specified in the contracts.

The Company’s revenue recognition policies are effective upon the adoption of ASC 606. The Company has identified two primary revenue streams: revenue from standard products and revenue from customized products.

The company recognizes revenue from standard products using following 5 steps model: 1) Identify the contract with a customer: each sale is supported by a legally enforceable purchase order or sales agreement outlining the product, pricing, delivery terms, and payment terms. 2) Identify the performance obligations: the Company’s performance obligation is to deliver the standard product to the customer. Shipping, handling, are considered fulfilment activities, not separate performance obligations. 3) Determine the transaction price: The transaction price is fixed and stated in the contract. Historically, the Company has not provided significant discounts or experienced significant returns. Any variable consideration such as allowances is estimated and constrained appropriately. 4) Allocate the transaction price: as there is a single performance obligation, the entire transaction price is allocated to the delivery of the product. 5) Recognize revenue when the performance obligation is satisfied: revenue is recognized at a point in time when control of the product is transferred to the customer. This typically occurs when the customer obtains physical possession, legal title, and the risks and rewards of ownership, which may be when goods are delivered and or when they are on board at customs, depending on the type of contractual terms.

Customized products are specially designed and manufactured automatic testing or welding equipment tailored to specific customer requirements.

The company recognizes revenue from customized products using following 5 steps model: 1) Identify the contract with a customer: contracts are established with enforceable terms and pricing, often including technical specifications, milestone obligations, and acceptance provisions. 2) Identify the performance obligations: the contract typically includes a single performance obligation to design, manufacture, deliver, and install a customized product. Installation and acceptance are integral to the performance obligation and not treated separately. 3) Determine the transaction price: the transaction price is fixed and agreed upon in the contract. As with standard products, the Company does not typically provide significant discounts or experience returns. Variable consideration is estimated and constrained.4) Allocate the transaction price: since the contract includes a single performance obligation, the entire transaction price is allocated to the customized product. 5) Recognize revenue when the performance obligation is satisfied: revenue is recognized at the point only after the product is delivered, installation is completed (if specified), and the customer provides formal acceptance, particularly when substantive acceptance criteria are defined in the contract.

If substantive completion inspection or acceptance clauses are present, revenue recognition is deferred until all such criteria are fulfilled.

Since the contract price and term is fixed and enforceable and assurance-type warranty guarantees the functionality of a product and the warranty is not accounted for as a separate performance obligation, no transaction price is allocated to it. The Company recognizes the full amounts of sales at the point in time as the products are delivered or accepted by the customers according to the acceptance term included in the contract.

The Company recognizes revenue in accordance with ASC 606, Revenue from Contracts with Customers. Depending on the nature of the transaction and the Company's role in the transaction, revenue is recognized on either a gross or net basis. Gross Method – Self-Manufactured Products: for sales of products that are designed, developed, and manufactured by the Company, revenue is recognized on a gross basis. The Company acts as the principal in these transactions, bearing inventory risk and having control over the product prior to transfer to the customer. Accordingly, the full amount of consideration received from customers is recorded as revenue at the point in time when control of the goods transfers to the customer, typically upon delivery or acceptance, depending on the contract terms. Net Method – Trading Products: for certain trading transactions where the Company procures finished goods from third-party suppliers and resells them to customers without significant modifications or added value, the Company acts as an agent rather than a principal. In these cases, revenue is recognized on a net basis, representing only the amount of the fee or commission that the Company expects to retain. This presentation reflects that the Company does not obtain control of the goods prior to transfer to the customer. Judgment is applied in determining whether the Company is acting as principal or agent based on indicators including inventory risk, discretion in establishing pricing, and primary responsibility for fulfillment.

The determination of whether revenue should be presented gross or net requires careful assessment of the nature of the Company’s performance obligations in each transaction type.

The Company’s revenues by geographic location are summarized below:

	For the Years Ended December 31,
	2024	2023
China revenues	$5,929,986	$5,333,982
Singapore revenues	6,880,263	9,028,520
Total revenues	$12,810,249	$14,362,502

The company’s revenues by timing of revenue recognition are summarized below:

	For the Years Ended December 31,
	2024	2023
At a point in time	$12,810,249	$14,362,502
Over time	-	-
Total revenues	$12,810,249	$14,362,502

The Company’s revenues by gross vs net method are summarized below:

	For the Years Ended December 31,
	2024	2023
Gross method	$12,810,249	$14,071,554
Net method	-	290,948
Total revenues	$12,810,249	$14,362,502

The Company’s revenues by revenue streams are summarized below:

	For the Years Ended December 31,
	2024	2023
Customized products	$10,128,540	$11,722,295
Standardized products	2,681,709	2,640,207
Total revenues	$12,810,249	$14,362,502

Contract liabilities

The Company recognizes a receivable when it has an unconditional right to receive consideration from a customer. The right to receive consideration is unconditional if only the passage of time is required before payment of that consideration is due. If revenue has been recognized before the Company has an unconditional right to receive consideration, the amount is presented as a contract asset. The Company recognizes accounts receivable when it completes performance obligation of receiving consideration and it has the unconditional right to receive consideration. As of December 31, 2024 and 2023, the Company did not record contract assets.

Contract liabilities are cash payment received from customers in advance of the Company satisfying performance obligations under contractual arrangements, including those with performance obligations to be at a point in time. Contract liabilities are derecognized when or as revenue is recognized. Due to the generally short-term duration of the relevant contracts, all the performance obligations are expected to be satisfied within one year and are classified as current liabilities. The amount of revenue recognized that was included in the contract liabilities at the beginning of the year were $3,804,266 and $1,753,808 for the years ended December 31, 2024 and 2023, respectively.

Chinese value-added tax (“VAT”)

The products sold in the PRC are subject to a Chinese value-added tax (“VAT”). The products sold to the customers outside of China are not subject to a Chinese VAT. VAT taxes are presented as a reduction of revenue.

Goods and services taxes (“GST”)

The products sold in the Singapore are subject to a goods and services tax (“GST”). The products sold to the customers outside of Singapore are not subject to a GST. GST taxes are presented as a reduction of revenue. The GST is calculated based on gross sales price. GST rate was generally 8% in Singapore, which was further increased to 9% with effect from January 1, 2024. Entities that are GST-registered taxpayers are allowed to offset qualified input GST paid to suppliers against their output GST liabilities. Net GST balance between input GST and output GST is recorded in tax payable.